Reportable Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenue		$ 637,317	$ 600,194
Operating earnings (losses)		27,765	23,596
Loss on disposal of oil and gas assets		1,359
Capital Expenditures		34,523	67,017
Unallocated expenses		15,280	14,721
Depreciation, depletion and amortization		50,398	51,161
Tax expense		4,666	2,838
Net income		6,460	6,037
Transportation
Segment Reporting Information [Line Items]
Revenue		636,011	598,807
Operating earnings (losses)		28,548	26,733
Capital Expenditures		34,326	66,642
Depreciation, depletion and amortization		49,726	50,194
Oil and gas
Segment Reporting Information [Line Items]
Revenue		1,306	1,387
Operating earnings (losses)	[1]	(783)	(3,137)
Capital Expenditures		197	375
Depreciation, depletion and amortization		$ 672	$ 967

[1]	The oil and gas operating results include impairment charges of $0.2 million and $1.6 million for fiscal years 2017 and 2016, respectively.